Revenue (Tables) - Southland Holdings [Member]	12 Months Ended
Dec. 31, 2022
Schedule of segment revenue

	Year Ended
(Amounts in thousands)	December 31, 2022		December 31, 2021		December 31, 2020
		% of Total		% of Total		% of Total
Segment	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Civil	$305,324	26.3%	$391,629	30.6%	$368,588	34.8%
Transportation	856,107	73.7%	887,557	69.4%	689,348	65.2%
Total Revenue	$1,161,431	100.0%	$1,279,186	100.0%	$1,057,936	100.0%

Schedule of segment gross profit

	Year Ended
(Amounts in thousands)	December 31, 2022		December 31, 2021		December 31, 2020
		% of Segment		% of Segment		% of Segment
Segment	Gross Profit	Revenue	Gross Profit	Revenue	Gross Profit	Revenue
Civil	$45,464	14.9%	$40,913	10.4%	$58,314	15.8%
Transportation	95,470	11.2%	73,275	8.3%	35,086	5.1%
Gross Profit	$140,934	12.1%	$114,188	8.9%	$93,400	8.8%